Closed Block (Tables)	12 Months Ended
Dec. 31, 2023
Closed Block
Closed Block Liabilities and Assets Designated to the Closed Block (Table)

	December 31, 2023	December 31, 2022

	(in millions)
Closed Block liabilities
Future policy benefits and claims	$2,982.9	$3,128.1
Other policyholder funds	5.1	5.1
Policyholder dividends payable	157.2	168.2
Income taxes currently payable	4.0	—
Other liabilities	23.2	24.9
Total Closed Block liabilities	3,172.4	3,326.3

Assets designated to the Closed Block
Fixed maturities, available-for-sale	1,766.7	1,690.2
Fixed maturities, trading	2.0	2.0
Equity securities	0.9	0.8
Mortgage loans	469.5	544.9
Policy loans	379.9	407.4
Other investments	61.2	62.2
Total investments	2,680.2	2,707.5
Cash and cash equivalents	6.1	62.0
Accrued investment income	32.6	30.3
Reinsurance recoverable and deposit receivable	3.5	3.9
Premiums due and other receivables	3.4	4.1
Deferred tax asset	52.1	62.0
Other assets	5.3	0.1
Total assets designated to the Closed Block	2,783.2	2,869.9
Excess of Closed Block liabilities over assets designated to the Closed Block	389.2	456.4
Amounts included in accumulated other comprehensive income	(69.6)	(111.9)
Maximum future earnings to be recognized from Closed Block assets and liabilities	$319.6	$344.5

Closed Block Revenues and Expenses (Table)

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Revenues
Premiums and other considerations	$166.1	$178.0	$196.1
Net investment income	127.3	129.1	137.6
Net realized capital losses	(10.0)	(21.2)	(4.6)
Total revenues	283.4	285.9	329.1

Expenses
Benefits, claims and settlement expenses	161.6	184.3	212.0
Dividends to policyholders	86.8	92.5	92.6
Operating expenses	2.6	2.2	2.3
Total expenses	251.0	279.0	306.9
Closed Block revenues, net of Closed Block expenses, before income taxes	32.4	6.9	22.2
Income taxes	6.1	0.7	3.9
Closed Block revenues, net of Closed Block expenses and income taxes	26.3	6.2	18.3
Funding adjustments and other transfers	(1.4)	28.5	(4.0)
Closed Block revenues, net of Closed Block expenses, income taxes and funding adjustments	$24.9	$34.7	$14.3

Change in Maximum Future Earnings of the Closed Block (Table)

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Beginning of year	$344.5	$379.2	$393.5
End of year	319.6	344.5	379.2
Change in maximum future earnings	$(24.9)	$(34.7)	$(14.3)